STOCK COMPENSATION PLANS (Details) - USD ($)	9 Months Ended	12 Months Ended
	May 31, 2017	Aug. 31, 2016
Number of Shares
Balances	4,550,000
Granted	18,800,000	4,550,000
Exercised
Forfeited
Balances	23,350,000	4,550,000
Weighted- Average Exercise Price
Balances	$ 1.32
Granted	1.86	1.32
Exercised
Forfeited
Balances	$ 1.75	$ 1.32
Fair Value on Grant Date
Balances	$ 2,550,380
Granted	23,878,450	2,550,380
Exercised
Forfeited
Balances	26,428,830	2,550,380
Intrinsic Value
Balances	$ 82,500
Granted	$ 1,170,000	$ 21,000
Exercised
Forfeited
Balances	$ 1,252,500	$ 82,500